UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017.1

Date of Report (Date of earliest event reported):  February 12, 2018

Commission File Number of securitizer:  025-00186

Central Index Key Number of securitizer:  0000834071

Katherine Adkins, Esq., (469) 486-6577
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  __________

____________________________________________________________________________________________________________________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________

Central Index Key Number of underwriter (if applicable):  __________

____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]
Toyota Motor Credit Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities registered by Toyota Auto Finance Receivables LLC (Central Index Key Number 0001131131).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2018

TOYOTA MOTOR CREDIT CORPORATION
(Securitizer)

By:  /s/ Wei Shi
Name:  Wei Shi
Title:    Group Vice President – Treasury,
             Business Intelligence, Analytics & Finance